Expense Example, No Redemption - INVESCO Health Care Fund - Class R	Aug. 27, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 132
Expense Example, No Redemption, 3 Years	412
Expense Example, No Redemption, 5 Years	713
Expense Example, No Redemption, 10 Years	$ 1,568